Consolidated Balance Sheets (Unaudited) (USD $)	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Current Assets
Cash and cash equivalents	$ 2,090	$ 1,143	$ 15,599
Accounts receivable, net	200	200	200
Accounts receivable - related party, net			46,800
Prepaid expense and other assets	3,750	1,710	153
Deferred financing costs	8,500	3,500
Due from related parties - short term			208
Total current assets	14,540	6,553	62,960
Total Assets	14,540	6,553	62,960
Liabilities and Shareholders' Deficit
Accounts payable	36,173	31,520	50,656
Accrued liabilities	57,754	39,433	49,999
Convertible debts, net of unamortized discount of $0 and $15,120, respectively	28,383	20,727	4,612
Convertible debts - related party, net of unamortized discount of $0 and $0 respectively	1,550	1,550	20,450
Notes payable, net of unamortized discount of $7362 and $0, respectively	100,000	41,138	45,000
Due to related parties - short term	4,085	63,134	60,562
Derivative liabilities		23,550	529,583
Total current liabilities	227,945	221,052	760,862
Total Liabilities	227,945	221,052	760,862
Shareholders' Deficit
Preferred Stock: Series A convertible preferred stock, $.00001 par, 130,000,000 shares authorized, 10,000 shares issued and outstanding
Preferred Stock: Series B convertible preferred stock, $.00001 par, 70,000,000 shares authorized, 10,000 and 10,000shares issued and outstanding
Preferred Stock: Series C convertible preferred stock, $.00001 par, 20,000,000 shares authorized, none issued and outstanding
Common stock, $0.00001 par, 20,000,000,000 shares authorized, 1,573,982,182 and 535,120,750 shares issued and outstanding, respectively	21,661	15,741	5,352
Additional paid in capital	1,731,867	394,021	(471,762)
Retained deficit	(1,966,933)	(624,261)	(231,492)
Total shareholders' deficit	(213,405)	(214,499)	(697,902)
Total Liabilities and Shareholders' Deficit	$ 14,540	$ 6,553	$ 62,960